Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of Goodwill [Abstract]
Schedule of changes in the carrying amount of goodwill

	2023	2022

Balance at January 1,	$64,953	$65,144
Goodwill acquired	34,773	—
Currency translation adjustments	325	(191)
Balance at December 31,	$100,051	$64,953